EXPLORATION AND EVALUATION ASSETS ("E&E") - Summary of Exploration and Evaluation Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	CAD 2,849.0
Impairment	(504.4)
Ending balance	1,104.2	[1]	CAD 2,849.0
Exploration and Evaluation Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	496.3		494.8
Additions			1.5
Divestitures	(134.3)
Impairment	(130.0)
Ending balance	CAD 232.0		CAD 496.3

[1]	See Notes 2 and 14.